Financial risk management - Digital assets price risk (Details) - Digital assets price risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bitcoin ("BTC")
Financial risk management
Net exposure	$ 2,078	$ 104
Digital asset strengthening, amount	623	31
Digital asset weakening, amount	$ (623)	$ (31)
Digital asset strengthening percentage	30.00%	30.00%
Digital asset weakening percentage	30.00%	30.00%
Bitcoin ("BTC") | Financial assets
Financial risk management
Net exposure	$ (29,185)	$ 52,101
Bitcoin ("BTC") | Collateral receivable
Financial risk management
Net exposure		2,289
Bitcoin ("BTC") | Digital assets
Financial risk management
Net exposure	7,883	2,064
Bitcoin ("BTC") | Digital Assets receivable from related parties
Financial risk management
Net exposure	(48,008)	4,130
Bitcoin ("BTC") | Crypto assets loan receivables
Financial risk management
Net exposure	10,940	43,618
Bitcoin ("BTC") | Financial liabilities
Financial risk management
Net exposure	31,263	(51,997)
Bitcoin ("BTC") | Collateral payables
Financial risk management
Net exposure		(2,289)
Bitcoin ("BTC") | Digital assets payables to customers
Financial risk management
Net exposure	(16,212)	(44,446)
Bitcoin ("BTC") | Digital assets payables to related parties
Financial risk management
Net exposure	47,475	(5,262)
Ethereum ("ETH")
Financial risk management
Net exposure	1,176	22
Digital asset strengthening, amount	353	7
Digital asset weakening, amount	$ (353)	$ (7)
Digital asset strengthening percentage	30.00%	30.00%
Digital asset weakening percentage	30.00%	30.00%
Ethereum ("ETH") | Financial assets
Financial risk management
Net exposure	$ 10,255	$ 3,997
Ethereum ("ETH") | Collateral receivable
Financial risk management
Net exposure	124
Ethereum ("ETH") | Digital assets
Financial risk management
Net exposure	5,937	743
Ethereum ("ETH") | Digital Assets receivable from related parties
Financial risk management
Net exposure	(4,368)	155
Ethereum ("ETH") | Crypto assets loan receivables
Financial risk management
Net exposure	8,562	3,099
Ethereum ("ETH") | Financial liabilities
Financial risk management
Net exposure	(9,079)	(3,975)
Ethereum ("ETH") | Collateral payables
Financial risk management
Net exposure	(1,487)
Ethereum ("ETH") | Digital assets payables to customers
Financial risk management
Net exposure	(7,881)	(3,444)
Ethereum ("ETH") | Digital assets payables to related parties
Financial risk management
Net exposure	$ 289	$ (531)